NET LOSS PER ORDINARY SHARE	12 Months Ended
Dec. 31, 2025
NET LOSS PER ORDINARY SHARE
NET LOSS PER ORDINARY SHARE

15. NET LOSS PER ORDINARY SHARE

The following table sets forth the basic and diluted net loss per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Year Ended
	December 31,
	2023	2024	2025

	(In RMB, except for share data)
Numerator:
Net loss	(271,835,982)	(193,200,639)	(39,385,588)

Denominator:
Weighted average number of ordinary shares outstanding	154,795,461	155,735,312	156,334,581
Weighted average number of ordinary shares equivalents outstanding	2,020,644	2,724,930	3,380,117

Denominator for basic and diluted net loss per ordinary share	156,816,105	158,460,242	159,714,698

Net loss per ordinary share
—Basic	(1.73)	(1.22)	(0.25)
—Diluted	(1.73)	(1.22)	(0.25)

Securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share because to do so would have been antidilutive for the years ended December 31, 2024 and 2025 were as follow:

	For the Year Ended
	December 31,
	2024	2025
Share options	3,753,328	3,637,968
Unvested restricted share units	2,753,342	7,670,528